Derivatives - Summary Of Amounts Related To Items Designated As Hedging Instruments (Details) ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩) USD ($)	Dec. 31, 2024 KRW (₩) USD ($) EUR (€)	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 AUD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 SEK (kr)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2025 CAD ($)
Disclosure of detailed information about hedging instruments [line items]
Description of line item in statement of financial position where the hedging instrument is located	Derivatives held for trading are classified into financial assets at FVTPL (Note 8) and financial liabilities at FVTPL (Note 21), and derivatives designated for hedging are presented as a separate line item in the consolidated statements of financial position.	Derivatives held for trading are classified into financial assets at FVTPL (Note 8) and financial liabilities at FVTPL (Note 21), and derivatives designated for hedging are presented as a separate line item in the consolidated statements of financial position.
Foreign currencies translation risk and interest rate risk | Currency swap | USD
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument | $		870,000,000
Foreign currencies translation risk | Currency swap | USD
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument | $		100,000,000
Foreign currencies translation risk | Currency swap | EUR
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument | €		194,780,000
For fair value hedging | Interest rate risk | Interest rate swap | USD
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument | $	2,650,000,000	2,675,000,000
Carrying amounts of the hedging instrument, assets		₩ 10,102	₩ 37,010
Carrying amounts of the hedging instrument, liabilities		₩ 102,635	₩ 27,050
Description of line item in statement of financial position where the hedging instrument is located	Derivative assets (designated for hedging) Derivative liabilities (designated for hedging)	Derivative assets (designated for hedging) Derivative liabilities (designated for hedging)
Changing in fair value used for calculating hedge ineffectiveness	₩ 93,549	₩ 5,265
For fair value hedging | Interest rate risk | Interest rate swap | KRW
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	290,000	155,000	290,000
For fair value hedging | Foreign currencies translation risk | Currency forward | USD
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument | $	479,859,358
Carrying amounts of the hedging instrument, assets			₩ 1,201
Carrying amounts of the hedging instrument, liabilities			40,408
Description of line item in statement of financial position where the hedging instrument is located	Derivative assets (designated for hedging) Derivative liabilities (designated for hedging)
Changing in fair value used for calculating hedge ineffectiveness	₩ (252,432)
For fair value hedging | Foreign currencies translation risk | Currency forward | EUR
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	72,961,301			72,961,301
Carrying amounts of the hedging instrument, assets			0
Carrying amounts of the hedging instrument, liabilities			13,904
Changing in fair value used for calculating hedge ineffectiveness	₩ 44,644
For fair value hedging | Foreign currencies translation risk | Currency forward | AUD
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	235,764,330				235,764,330
Carrying amounts of the hedging instrument, assets			0
Carrying amounts of the hedging instrument, liabilities			15,575
Changing in fair value used for calculating hedge ineffectiveness	₩ (23,061)
For fair value hedging | Foreign currencies translation risk | Currency forward | GBP
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	15,700,000					15,700,000
Carrying amounts of the hedging instrument, assets			0
Carrying amounts of the hedging instrument, liabilities			₩ 1,101
Description of line item in statement of financial position where the hedging instrument is located	Derivative liabilities (designated for hedging)
Changing in fair value used for calculating hedge ineffectiveness	₩ (1,408)
For cash flow hedging | Interest rate risk | Interest rate swap | KRW
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	60,000	140,000	60,000
Carrying amounts of the hedging instrument, assets		₩ 0	₩ 903
Carrying amounts of the hedging instrument, liabilities		₩ 180	0
Description of line item in statement of financial position where the hedging instrument is located		Derivative assets (designated for hedging)
Changing in fair value used for calculating hedge ineffectiveness	₩ 1,084	₩ 211
For cash flow hedging | Interest rate risk | Interest Forward | USD
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument | $	320,000,000
Carrying amounts of the hedging instrument, assets			4,848
Carrying amounts of the hedging instrument, liabilities			27
Description of line item in statement of financial position where the hedging instrument is located	Derivative assets (designated for hedging) Derivative liabilities (designated for hedging)
Changing in fair value used for calculating hedge ineffectiveness	₩ 3,732
For cash flow hedging | Interest rate risk | Interest Forward | KRW
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument | $	2,010,000
Carrying amounts of the hedging instrument, assets			2,344
Carrying amounts of the hedging instrument, liabilities			139,313
Changing in fair value used for calculating hedge ineffectiveness	₩ (203,153)
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Currency swap | USD
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument | $	806,833,334	870,000,000
Carrying amounts of the hedging instrument, assets		₩ 104,320	51,040
Carrying amounts of the hedging instrument, liabilities		₩ 0	11,984
Description of line item in statement of financial position where the hedging instrument is located	Derivative assets (designated for hedging) Derivative liabilities (designated for hedging)	Derivative assets (designated for hedging) Derivative liabilities (designated for hedging)
Changing in fair value used for calculating hedge ineffectiveness	₩ (69,611)	₩ 110,714
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Currency swap | EUR
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	166,900,000			166,900,000
Carrying amounts of the hedging instrument, assets			1,012
Carrying amounts of the hedging instrument, liabilities			16,086
Description of line item in statement of financial position where the hedging instrument is located	Derivative liabilities (designated for hedging)
Changing in fair value used for calculating hedge ineffectiveness	₩ (9,085)
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Currency swap | AUD
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	80,000,000				80,000,000
Carrying amounts of the hedging instrument, assets			605
Carrying amounts of the hedging instrument, liabilities			632
Changing in fair value used for calculating hedge ineffectiveness	₩ (5,494)
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Currency swap | JPY
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	5,000,000,000							5,000,000,000
Carrying amounts of the hedging instrument, assets			819
Carrying amounts of the hedging instrument, liabilities			0
Changing in fair value used for calculating hedge ineffectiveness	₩ 819
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Currency swap | SEK
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	599,000,000						599,000,000
Carrying amounts of the hedging instrument, assets			855
Carrying amounts of the hedging instrument, liabilities			9,468
Changing in fair value used for calculating hedge ineffectiveness	₩ (7,678)
For cash flow hedging | Foreign currencies translation risk | Currency swap | USD
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument | $	657,884,000	100,000,000
Carrying amounts of the hedging instrument, assets		₩ 29,861	30,780
Carrying amounts of the hedging instrument, liabilities		₩ 0	27,168
Description of line item in statement of financial position where the hedging instrument is located		Derivative assets (designated for hedging)
Changing in fair value used for calculating hedge ineffectiveness	₩ (74,613)	₩ 18,623
For cash flow hedging | Foreign currencies translation risk | Currency swap | EUR
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	1,206,780,000	194,780,000		1,206,780,000
Carrying amounts of the hedging instrument, assets		₩ 30,908	72,261
Carrying amounts of the hedging instrument, liabilities		₩ 0	60,932
Description of line item in statement of financial position where the hedging instrument is located		Derivative assets (designated for hedging)
Changing in fair value used for calculating hedge ineffectiveness	₩ (16,952)	₩ 22,512
For cash flow hedging | Foreign currencies translation risk | Currency swap | AUD
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	215,000,000				215,000,000
Carrying amounts of the hedging instrument, assets			0
Carrying amounts of the hedging instrument, liabilities			13,220
Changing in fair value used for calculating hedge ineffectiveness	₩ (15,574)
For cash flow hedging | Foreign currencies translation risk | Currency swap | JPY
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	65,000,000,000							65,000,000,000
Carrying amounts of the hedging instrument, assets			10,943
Carrying amounts of the hedging instrument, liabilities			1,814
Changing in fair value used for calculating hedge ineffectiveness	₩ 8,981
For cash flow hedging | Foreign currencies translation risk | Currency swap | CAD
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	40,000,000								40,000,000
Carrying amounts of the hedging instrument, assets			339
Carrying amounts of the hedging instrument, liabilities			0
Changing in fair value used for calculating hedge ineffectiveness	₩ 334
For cash flow hedging | Foreign currencies translation risk | Currency forward | USD
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument | $	1,698,449,733
Carrying amounts of the hedging instrument, assets			2,221
Carrying amounts of the hedging instrument, liabilities			127,924
Description of line item in statement of financial position where the hedging instrument is located	Derivative assets (designated for hedging) Derivative liabilities (designated for hedging)
Changing in fair value used for calculating hedge ineffectiveness	₩ 13,389
For cash flow hedging | Foreign currencies translation risk | Currency forward | EUR
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	607,322,500			607,322,500
Carrying amounts of the hedging instrument, assets			0
Carrying amounts of the hedging instrument, liabilities			89,586
Changing in fair value used for calculating hedge ineffectiveness	₩ (10,747)
For cash flow hedging | Foreign currencies translation risk | Currency forward | AUD
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	259,970,000				259,970,000
Carrying amounts of the hedging instrument, assets			0
Carrying amounts of the hedging instrument, liabilities			19,167
Changing in fair value used for calculating hedge ineffectiveness	₩ (350)
Hedges of net investment in foreign operations | Exchange risk | Foreign currency bond (USD) | USD
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument | $	863,959,317	863,959,317
Carrying amounts of the hedging instrument, assets		₩ 0	0
Carrying amounts of the hedging instrument, liabilities		₩ 1,270,020	₩ 1,239,695
Description of line item in statement of financial position where the hedging instrument is located	Foreign currency bond	Foreign currency denominated debentures
Changing in fair value used for calculating hedge ineffectiveness	₩ 30,325	₩ (156,015)